Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 29, 2012
Dynamic HY Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dynamic HY Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Dynamic HY Bond Fund (the “Fund”) seeks to maximize total return (income plus capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 995% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	995.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In attempting to meet the Fund’s objective, the Adviser will, under normal circumstances, invest at least 80% of the Fund’s assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as “junk bonds,” and certain derivatives of such instruments, including derivatives which isolate the credit component of such junk bonds and do not provide general interest rate exposure. Derivatives securities that the Fund may use include futures contracts, swap agreements, exchange-traded funds (“ETFs”) and other investment companies, and baskets of high yield securities based on various high yield bond indices. Debt instruments include corporate debt securities, convertible securities, zero-coupon securities and restricted securities. The Adviser will generally utilize derivatives to create long positions for the Fund, meaning it will invest in derivatives that move in the same direction as the underlying debt security or credit component of a debt security. Given the nature of the Fund’s portfolio, and the fact that a substantial portion of the Fund’s portfolio may seek exposure to the credit component of junk bonds without exposure to interest rates, the Fund’s performance should not be expected to mimic that of the broad junk bond market.

High yield debt instruments are generally rated lower than Baa by Moody’s Investors Service®, Inc. (“Moody’s”) or lower than BBB by S&P®. Up to 15% of each Fund’s assets may be invested in instruments generally rated below Caa by Moody’s or CCC by S&P® or derivatives of such instruments.

The Adviser does not rely solely on the ratings assigned by the rating organizations and may perform is own investment analysis in selecting instruments. Because of the greater number of considerations involved in investing in lower-rated instruments, the achievement of the Fund’s objective depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in instruments in the higher rating categories.

The Adviser seeks to provide investors in the Fund long exposure to the high yield market by investing the Fund’s assets in instruments, including derivative securities, which provide long exposure to the high yield market with sufficient liquidity to meet the frequent redemptions which are required by the shareholders in the Fund. The construction of a liquid portfolio and the use of derivatives that provide credit exposure absent interest rate exposure mean that the Fund’s performance should not be expected to mimic the performance of the broader high yield market.

The Fund may invest significantly in cash and/or cash equivalents for temporary defensive purposes.

		The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk

The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in futures contracts, forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives currently are subject to the following risks:
Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.
Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Lower-Quality Debt Securities Risk

The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Activity Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Fund as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading, which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies (including ETFs)

		Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk

		The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The table shows how the Fund’s average annual returns for the 1 and 5 year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 851-0511
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxionfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 7.85% for the quarter ended December 31, 2011 and its lowest calendar quarter return was –11.41% for the quarter ended March 31, 2009. The year-to-date return as of June 30, 2012 was 3.24%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Dynamic HY Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Operating Services Fee	rr_Component3OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2]
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	rr_NetExpensesOverAssets	1.86%
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	616
5 Years	rr_ExpenseExampleYear05	1,069
10 Years	rr_ExpenseExampleYear10	2,326
2005	rr_AnnualReturn2005	(4.98%)
2006	rr_AnnualReturn2006	9.96%
2007	rr_AnnualReturn2007	0.48%
2008	rr_AnnualReturn2008	(10.70%)
2009	rr_AnnualReturn2009	4.77%
2010	rr_AnnualReturn2010	1.44%
2011	rr_AnnualReturn2011	4.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.41%)
1 Year	rr_AverageAnnualReturnYear01	4.87%
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004
Dynamic HY Bond Fund | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	(1.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004
Dynamic HY Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.12%
5 Years	rr_AverageAnnualReturnYear05	(1.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004
Dynamic HY Bond Fund | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High-Yield Bond Index
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	7.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004
Dynamic HY Bond Fund | Lipper High Yield Bond Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper High Yield Bond Fund Index
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	5.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2004

[1]	Rafferty has contractually agreed to pay all expenses of the Fund through March 1, 2014 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
[2]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive 0.15% of its Management Fees through March 1, 2014. There is no guarantee that the management fee waiver will continue after March 1, 2014. This contractual fee waiver may be terminated at any time by the Board of Trustees.